PRINCIPAL ACTIVITIES AND ORGANIZATION	12 Months Ended
Dec. 31, 2023
PRINCIPAL ACTIVITIES AND ORGANIZATION
PRINCIPAL ACTIVITIES AND ORGANIZATION

1. PRINCIPAL ACTIVITIES AND ORGANIZATION

I-Mab (the “Company”) was incorporated in the Cayman Islands on June 30, 2016 as an exempted company with limited liability under the Companies Act of the Cayman Islands. On January 17, 2020, the Company became listed on the Nasdaq Global Market in the United States. The Company and its subsidiaries (together the “Group”) are principally engaged in discovering and developing transformational biologics in the fields of immuno-oncology and immuno-inflammation diseases in the People’s Republic of China (the “PRC”) and other countries and regions.

On February 6, 2024, the Group entered into definitive agreements with I-Mab Hangzhou and a group of China-based investors. Pursuant to the definitive agreements, the Group will transfer 100% of the outstanding equity interest in I-Mab Shanghai, a wholly owned subsidiary of the Company that operates the Company’s business in China to I-Mab Hangzhou for an aggregate consideration of the RMB equivalent of up to US$80 million, contingent on the I-Mab Hangzhou’s achievement of certain future regulatory and sales-based milestone events. Given the nature of the transaction, it is considered as a non-adjusting subsequent event and its impact is therefore not considered as of December 31, 2023. Details of the transaction please refer to Note 22.

As of December 31, 2023, the Company’s principal subsidiaries are as follows:

			Percentage
			of direct
			or indirect
		Date of	ownership
	Place of	incorporation or	by the
Subsidiaries	incorporation	acquisition	Company	Principal activities
I-Mab Biopharma Hong Kong Limited (“I-Mab Hong Kong”)	Hong Kong	July 8, 2016	100%	Investment holding
I-Mab Biopharma Co., Ltd. (“I-Mab Shanghai”)	PRC	August 24, 2016	100%	Research and development of innovative medicines
I-Mab Bio-tech (Tianjin) Co., Ltd. (“I-Mab Tianjin”)	PRC	July 15, 2017	100%	Research and development of innovative medicines
I-Mab Biopharma US Ltd.	U.S.	February 28, 2018	100%	Research and development of innovative medicines